INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
Income (loss) before income taxes attributable to U.S. (including its foreign branches) and foreign operations for the years ended December 31, 2014 and 2013 are as follows:

	Years Ended December 31,
	2014	2013
U.S.	$(50,154)	$(6,159)
Foreign	24,635	(4,352)
Total	$(25,519)	$(10,511)

Schedule of provision for income taxes
The provision for income taxes shown in the consolidated statements of operations and comprehensive income (loss) consists of current and deferred expense (benefit) for the years ended December 31, 2014 and 2013 as shown in the following table:

	Years Ended December 31,
	2014	2013
Current income tax expense:
U.S. – federal and state	$307	$1
Foreign	13,714	9,139
Total current income tax expense	14,021	9,140
Deferred income tax expense (benefit):
U.S. – federal and state	—	1,812
Foreign	(1,145)	(457)
Total deferred income tax expense (benefit)	(1,145)	1,355
Total provision for income taxes	$12,876	$10,495

Reconciliation of provision for income tax expense (benefit)
A reconciliation of the provision for income tax expense (benefit) expected at the U.S. federal statutory income tax rate to the effective income tax rate is as follows:

	Years Ended December 31,
	2014	2013
Expected income tax expense (benefit) at 35%	$(8,932)	$(3,678)
IRC Section 956 deemed dividend	—	5,645
Effects of expenses not deductible for tax purposes	1,431	1,614
Tax effect of valuation allowance on deferred tax assets	18,725	1,144
Taxes in lieu of income taxes	—	3,126
Reduction in reserve for uncertain tax position	—	(329)
Effects of differences between U.S. and foreign tax rates, net of federal benefit, and other	1,652	2,973
Provision for income taxes	$12,876	$10,495

Schedule of tax effects of temporary differences
The net deferred tax assets as of December 31, 2014 and 2013 consist of the following:

	December 31,
	2014	2013
Current deferred tax asset, net	$520	$1,371
Non-current deferred tax asset, net	8,027	743
Current deferred tax liability, net	(587)	(69)
Non-current deferred tax liability, net	(5,731)	(1,114)
Net deferred tax asset	$2,229	$931

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	December 31,
	2014	2013
Deferred tax assets:
Deferred charges	$1,191	$—
Deferred revenue	—	1,206
Related party accrued expenses	—	33
Deferred contract costs	—	398
Other accruals	1,774	581
Research and development credits	2,406	—
Capital lease obligation	124	240
Foreign tax credit and AMT credit carry forwards	12,538	7,764
Financing costs	—	334
Unrealized loss	507	379
Property and equipment	1,981	636
Net operating loss carry forwards	13,749	3,590
Total deferred tax assets	34,270	15,161
Less: valuation allowance	(25,723)	(6,998)
Total deferred tax assets, net	8,547	8,163
Deferred tax liabilities:
Other receivables	(329)	(69)
Property and equipment	(5,416)	(6,787)
Foreign exchange gain	—	(61)
Deferred contract costs	(258)	—
Intangible assets	(315)	(315)
Total deferred tax liabilities	(6,318)	(7,232)
Net deferred tax assets	$2,229	$931

Uncertain tax positions activity
Uncertain tax positions activity for the years ended December 31, 2014 and 2013 are shown below:

	Years Ended December 31,
	2014	2013
Unrecognized tax benefits, beginning balance	$—	$329
Additions for prior year tax positions	—	—
Reductions for lapse in statute	—	(329)
Unrecognized tax benefits, ending balance	$—	$—

Summary of net operating loss carryforwards
The details of the Corporation’s tax attributes as of December 31, 2014 and 2013 are shown below:

	December 31,
Net Operating Loss Carryforwards:	2014	2013
United States	$25,462	$5,563
Canada	2,750	440
Malaysia	5,412	5,743
Brazil	2,595	—
Others	4,670	526
Total	$40,889	$12,272

Summary of foreign tax credits carryforwards

	December 31,
Foreign Tax Credits Carryforwards:	2014	2013
United States	$11,519	$6,938
Canada	641	515
United Kingdom	356	—
Total	$12,516	$7,453

Summary of net deferred tax assets (liabilities)

	December 31,
Net Deferred Tax Assets (Liabilities):	2014	2013
United States	$—	$—
Canada	337	(156)
Colombia	208	572
Malaysia	429	1
Peru	792	476
Others	463	38
Total	$2,229	$931